Average Annual Total Returns - Invesco Variable Rate Preferred ETF	ETF Inception Date	ETF 1 Year	ETF 5 Years	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions 5 Years	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	ICE Variable Rate Preferred & Hybrid Securities Index (reflects no deduction for fees, expenses or taxes) 1 Year	ICE Variable Rate Preferred & Hybrid Securities Index (reflects no deduction for fees, expenses or taxes) 5 Years	ICE Variable Rate Preferred & Hybrid Securities Index (reflects no deduction for fees, expenses or taxes) Since Inception	Wells Fargo® Hybrid and Preferred Securities Floating and Variable Rate Index (reflects no deduction for fees, expenses or taxes) 1 Year	Wells Fargo® Hybrid and Preferred Securities Floating and Variable Rate Index (reflects no deduction for fees, expenses or taxes) 5 Years	Wells Fargo® Hybrid and Preferred Securities Floating and Variable Rate Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P U.S. Preferred Stock Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P U.S. Preferred Stock Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P U.S. Preferred Stock Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	May 01, 2014	5.21%	6.53%	5.63%	3.88%	4.86%	4.01%	3.55%	4.53%	3.84%	[1]	[1]	[1]	5.30%	6.71%	5.88%	7.97%	6.23%	6.18%

[1]	Effective after the close of markets on June 30, 2021, the Fund changed its underlying index from the Wells Fargo® Hybrid and Preferred Securities Floating and Variable Rate Index to the ICE Variable Rate Preferred & Hybrid Securities Index. Prior to the commencement date of March 5, 2021, performance for the Underlying Index is not available.